JPMorgan Equity Premium Income ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 85.8%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	725,570	72,738,393
Northrop Grumman Corp.	98,311	51,915,090
RTX Corp.	1,741,246	210,969,365
Textron, Inc.	1,800,948	159,527,974
TransDigm Group, Inc.	40,411	57,671,750
		552,822,572
Air Freight & Logistics — 1.2%
FedEx Corp. (a)	462,904	126,687,567
United Parcel Service, Inc., Class B	2,316,325	315,807,750
		442,495,317
Banks — 0.3%
US Bancorp	2,651,065	121,233,203
Beverages — 3.4%
Coca-Cola Co. (The)	6,090,716	437,678,852
Monster Beverage Corp. *	6,261,248	326,649,308
PepsiCo, Inc.	2,713,700	461,464,685
		1,225,792,845
Biotechnology — 3.9%
AbbVie, Inc.	2,798,229	552,594,263
Regeneron Pharmaceuticals, Inc. *	425,503	447,305,774
Vertex Pharmaceuticals, Inc. *	905,327	421,049,481
		1,420,949,518
Broadline Retail — 1.5%
Amazon.com, Inc. *	2,895,334	539,487,584
Building Products — 2.1%
Carrier Global Corp.	1,745,460	140,492,076
Trane Technologies plc	1,590,858	618,414,230
		758,906,306
Capital Markets — 1.6%
Ameriprise Financial, Inc.	391,400	183,883,634
CME Group, Inc.	1,757,523	387,797,450
		571,681,084
Chemicals — 2.0%
Dow, Inc.	2,603,417	142,224,671
Linde plc	812,714	387,550,798
LyondellBasell Industries NV, Class A	942,998	90,433,508
PPG Industries, Inc.	722,477	95,699,303
		715,908,280
Communications Equipment — 0.3%
Motorola Solutions, Inc.	233,832	105,137,882
Consumer Finance — 0.5%
American Express Co.	696,921	189,004,975

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	437,271	387,649,487
Walmart, Inc.	2,805,169	226,517,397
		614,166,884
Electric Utilities — 3.2%
Entergy Corp.	462,002	60,804,083
NextEra Energy, Inc.	4,598,574	388,717,460
PG&E Corp.	7,080,157	139,974,704
Southern Co. (The)	6,254,478	564,028,826
		1,153,525,073
Electrical Equipment — 1.9%
AMETEK, Inc.	319,961	54,940,503
Eaton Corp. plc	1,176,705	390,007,105
Emerson Electric Co.	2,237,347	244,698,642
		689,646,250
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	490,782	77,999,983
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B *	542,210	249,557,575
Corpay, Inc. *	810,905	253,618,648
Fiserv, Inc. *	1,730,683	310,917,201
Jack Henry & Associates, Inc.	822,447	145,194,793
Mastercard, Inc., Class A	1,104,027	545,168,532
Visa, Inc., Class A	1,727,668	475,022,317
		1,979,479,066
Food Products — 1.3%
Mondelez International, Inc., Class A	6,407,669	472,052,975
Ground Transportation — 1.0%
CSX Corp.	8,427,233	290,992,356
Union Pacific Corp.	318,152	78,418,105
		369,410,461
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,943,891	221,623,013
Boston Scientific Corp. *	1,839,668	154,164,178
Medtronic plc	2,241,828	201,831,775
Stryker Corp.	1,223,750	442,091,925
		1,019,710,891
Health Care Providers & Services — 1.8%
Elevance Health, Inc.	302,765	157,437,800
UnitedHealth Group, Inc.	809,699	473,414,811
		630,852,611
Health Care REITs — 0.2%
Welltower, Inc.	447,518	57,295,730

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	54,281	228,638,086
Chipotle Mexican Grill, Inc. *	5,463,470	314,805,141
McDonald's Corp.	468,332	142,611,777
Yum! Brands, Inc.	3,161,008	441,624,428
		1,127,679,432
Household Products — 1.9%
Church & Dwight Co., Inc.	2,183,336	228,638,946
Procter & Gamble Co. (The)	2,668,858	462,246,206
		690,885,152
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	2,241,816	463,405,785
Industrial REITs — 0.6%
Prologis, Inc.	1,642,339	207,394,569
Insurance — 3.8%
Aon plc, Class A	161,942	56,030,313
Arthur J Gallagher & Co.	220,716	62,102,861
Chubb Ltd.	469,100	135,283,749
MetLife, Inc.	1,387,500	114,441,000
Progressive Corp. (The)	2,370,950	601,652,272
Travelers Cos., Inc. (The)	1,716,819	401,941,664
		1,371,451,859
Interactive Media & Services — 3.0%
Alphabet, Inc., Class A	2,842,606	471,446,205
Meta Platforms, Inc., Class A	1,065,737	610,070,488
		1,081,516,693
IT Services — 1.7%
Accenture plc, Class A (Ireland)	900,926	318,459,322
Cognizant Technology Solutions Corp., Class A	3,917,638	302,363,301
		620,822,623
Life Sciences Tools & Services — 1.8%
Danaher Corp.	552,772	153,681,671
Thermo Fisher Scientific, Inc.	766,163	473,925,447
		627,607,118
Machinery — 2.1%
Deere & Co.	559,406	233,456,906
Dover Corp.	300,484	57,614,802
Ingersoll Rand, Inc.	1,317,237	129,299,984
Otis Worldwide Corp.	3,361,248	349,368,117
		769,739,809
Media — 1.3%
Comcast Corp., Class A	11,266,725	470,611,103
Multi-Utilities — 1.9%
CMS Energy Corp.	3,100,868	219,014,307

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — continued
Dominion Energy, Inc.	1,143,838	66,102,398
DTE Energy Co.	304,884	39,150,154
Public Service Enterprise Group, Inc.	4,077,166	363,723,979
		687,990,838
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	2,849,649	300,011,047
EOG Resources, Inc.	2,376,629	292,159,003
Exxon Mobil Corp.	3,118,727	365,577,179
		957,747,229
Personal Care Products — 0.2%
Kenvue, Inc.	3,371,210	77,976,087
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	5,638,669	291,744,734
Eli Lilly & Co.	392,639	347,854,596
Johnson & Johnson	558,199	90,461,730
Merck & Co., Inc.	1,813,475	205,938,221
		935,999,281
Professional Services — 0.3%
Leidos Holdings, Inc.	628,466	102,439,958
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	213,429	15,226,025
Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	1,987,318	457,420,984
ASML Holding NV (Registered), NYRS (Netherlands)	188,087	156,723,493
Marvell Technology, Inc.	1,237,226	89,228,739
Micron Technology, Inc.	1,118,208	115,969,352
NVIDIA Corp.	4,222,426	512,771,413
NXP Semiconductors NV (China)	1,985,808	476,613,778
Texas Instruments, Inc.	2,025,011	418,306,522
		2,227,034,281
Software — 5.4%
Cadence Design Systems, Inc. *	552,772	149,817,795
Intuit, Inc.	709,908	440,852,868
Microsoft Corp.	1,228,282	528,529,745
Salesforce, Inc.	1,046,731	286,500,742
ServiceNow, Inc. *	586,848	524,870,983
Synopsys, Inc. *	53,678	27,182,002
		1,957,754,135
Specialized REITs — 2.0%
American Tower Corp.	465,920	108,354,355
Equinix, Inc.	364,060	323,150,578
SBA Communications Corp.	1,171,277	281,926,374
		713,431,307

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 3.8%
AutoZone, Inc. *	98,311	309,683,582
Burlington Stores, Inc. *	315,741	83,191,439
Lowe's Cos., Inc.	1,950,525	528,299,696
Ross Stores, Inc.	2,322,795	349,603,876
TJX Cos., Inc. (The)	714,220	83,949,419
		1,354,728,012
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	1,062,721	247,613,993
Seagate Technology Holdings plc	1,330,209	145,697,792
		393,311,785
Tobacco — 0.4%
Altria Group, Inc.	1,084,133	55,334,148
Philip Morris International, Inc.	841,672	102,178,981
		157,513,129
Trading Companies & Distributors — 0.6%
United Rentals, Inc.	165,560	134,058,899
WW Grainger, Inc.	69,662	72,365,582
		206,424,481
Total Common Stocks (Cost $24,359,082,568)		30,926,250,181
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.3%
Barclays Bank plc, ELN, 47.75%, 10/25/2024, (linked to S&P 500 Index) (United Kingdom) (b)	59,987	329,047,291
Barclays Bank plc, ELN, 54.30%, 10/15/2024, (linked to S&P 500 Index) (United Kingdom) (b)	61,231	311,638,848
BNP Paribas, ELN, 46.95%, 10/28/2024, (linked to S&P 500 Index) (b)	60,161	323,445,389
BNP Paribas, ELN, 52.90%, 10/18/2024, (linked to S&P 500 Index) (b)	61,504	303,444,130
BofA Finance LLC, ELN, 41.66%, 11/1/2024, (linked to S&P 500 Index) (b)	55,294	314,992,224
BofA Finance LLC, ELN, 41.77%, 10/4/2024, (linked to S&P 500 Index) (b)	60,080	338,885,446
BofA Finance LLC, ELN, 44.74%, 10/29/2024, (linked to S&P 500 Index) (b)	59,156	337,277,342
BofA Finance LLC, ELN, 52.20%, 10/16/2024, (linked to S&P 500 Index) (b)	61,417	306,036,612
Citigroup Global Markets Holdings, Inc., ELN, 44.08%, 11/5/2024, (linked to S&P 500 Index) (b)	55,175	316,550,010
Mizuho Markets Cayman LP, ELN, 49.32%, 10/22/2024, (linked to S&P 500 Index) (Japan) (b)	60,403	322,219,803
Morgan Stanley Finance LLC, ELN, 49.04%, 10/11/2024, (linked to S&P 500 Index) (c)	61,133	312,576,697
Royal Bank of Canada, ELN, 42.90%, 11/4/2024, (linked to S&P 500 Index) (Canada) (b)	55,398	314,507,742
Royal Bank of Canada, ELN, 45.65%, 10/7/2024, (linked to S&P 500 Index) (Canada) (b)	60,442	330,354,213
Societe Generale SA, ELN, 45.77%, 10/8/2024, (linked to S&P 500 Index) (b)	60,444	325,717,605
Societe Generale SA, ELN, 49.74%, 10/21/2024, (linked to S&P 500 Index) (b)	60,856	316,603,949
Total Equity-Linked Notes (Cost $5,006,999,701)		4,803,297,301
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (d) (e) (Cost $212,624,540)	212,624,540	212,624,540

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (d) (e) (Cost $81,826,836)	81,826,836	81,826,836
Total Short-Term Investments (Cost $294,451,376)		294,451,376
Total Investments — 99.9% (Cost $29,660,533,645)		36,023,998,858
Other Assets Less Liabilities — 0.1%		52,727,059
NET ASSETS — 100.0%		36,076,725,917

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $82,030,654.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	12/20/2024	USD	290,775	6,235

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$30,926,250,181	$—	$—	$30,926,250,181
Equity Linked Notes	—	4,803,297,301	—	4,803,297,301

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$212,624,540	$—	$—	$212,624,540
Investment of Cash Collateral from Securities Loaned	81,826,836	—	—	81,826,836
Total Short-Term Investments	294,451,376	—	—	294,451,376
Total Investments in Securities	$31,220,701,557	$4,803,297,301	$—	$36,023,998,858
Appreciation in Other Financial Instruments
Futures Contracts	$6,235	$—	$—	$6,235
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	$—	$81,826,836	$—	$—	$—	$81,826,836	81,826,836	$43,668	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	219,654,416	1,433,095,661	1,440,125,537	—	—	212,624,540	212,624,540	2,388,370	—
Total	$219,654,416	$1,514,922,497	$1,440,125,537	$—	$—	$294,451,376		$2,432,038	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.